INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
	December 31,
	2023	2022
Raw materials, parts and supplies	$1,380	$1,726
Finished products	1,123	1,685

	$2,503	$3,411